Goodwill and intangible assets - Disclosure of goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 539	£ 267
Barclays Private Bank and Wealth Management
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	95	95
Barclays US Consumer Bank
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 444	£ 172